Income Taxes - Schedule of Income Tax Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Income Tax Payable [Abstract]
Income tax payable	$ 393,037	$ 393,037
Income tax payable total	$ 393,037	$ 393,037